Application of New and Revised International Financial Reporting Standards ("IFRS")	12 Months Ended
Dec. 31, 2018
Application of New and Revised International Financial Reporting Standards ("IFRS") [Abstract]
APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS ("IFRS")
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS ("IFRS")

Except as described below, for the year ended December 31, 2018 the Company has consistently adopted all the new and revised standards, amendments and interpretations (collectively IFRSs) issued by the International Accounting Standards Board ("IASB") and the IFRS Interpretations Committee (formerly known as "International Financial Reporting Interpretations Committee" ("IFRIC")) of the IASB that are effective for financial year beginning on January 1, 2018 in the preparation of the consolidated financial statements throughout the year.

IFRS 2 (amendments) Classification and Measurement of Share-based Payment Transactions

IAS 40 (amendments) Transfers of Investment Property

Annual improvements to IFRSs 2014–2016 cycle

Amendments to IAS 28 Investments in Associates and Joint Ventures

Amendments to IFRS 11: Accounting for acquisitions of interests in joint operations

IFRIC 22 Foreign Currency Transactions and Advance Consideration

Amendments to IAS 16 and IAS 38: Clarification of acceptable methods of depreciation and amortization

Amendment to IAS 27: Equity method in separate financial statements

Amendments to IFRS 10, IFRS 12 and IAS 28: Investment entities: applying the consolidation exception

Amendments to IAS 1: Disclosure initiative

Other than as explained below regarding the impact of IFRS 9 and IFRS 15, the adoption of the above new and revised standards had no significant financial effect on these financial statements. Other standards, amendments and interpretations which are effective for the financial year beginning on January 1, 2018 are not material to the Group.

IFRS 9, Financial instruments

The Company has initially adopted IFRS 9, Financial instruments from January 1, 2018. IFRS 9 replaces IAS 39, Financial instruments: recognition and measurement. It sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items.

Based on the assessment by the Company, there is no significant cumulative effect of the initial application of IFRS 9 at January 1, 2018 in accordance with the transition requirement.

Classification and measurement of financial assets and financial liabilities IFRS 9 contains three principal classification and measurement categories for financial assets: amortised cost, FVOCI, and fair value through profit or loss ("FVTPL").

The classification for debt instruments is determined based on the entity's business model for managing the financial assets and the contractual cash flow characteristics of the asset. A debt instrument will be measured at amortised cost if the instrument is held for the collection of contractual cash flows which represent solely payments of principal and interest. Interest income from the debt instrument is calculated using the effective interest method.

For equity instruments, the classification is FVTPL regardless of the entity's business model. The only exception is if the equity instrument is not held for trading and the entity irrevocably elects to designate that instrument as FVOCI. If an equity instrument is designated as FVOCI then only dividend income on that instrument will be recognised in profit or loss. Gains or losses on that instrument will be recognised in other comprehensive income without recycling through profit or loss.

For an explanation of how the Group classifies and measures financial assets and recognises related gains and losses under IFRS 9, see note 4, significant accounting policies.

The measurement categories and carrying amounts for all financial liabilities at January 1, 2018 have not been impacted by the initial application of IFRS 9.

The Group did not designate or re-designate any financial asset or financial liability at FVTPL at January 1, 2018.

Further, IFRS 9 replaces the "incurred loss" model in IAS 39 with an ECL model. The ECL model requires an ongoing measurement of credit risk associated with a financial asset and therefore recognises credit losses earlier than under the "incurred loss" model in IAS 39.

For further details on the Group's accounting policy for accounting for credit losses, see note 4, significant accounting policies.

The Group has concluded that there is no material impact for the initial application of the new impairment requirements.

IFRS 15, Revenue from Contracts with Customers

IFRS 15 establishes a five-step model comprehensive framework for the recognition of revenue from contracts with customer: (i) identify the contract; (ii) identify performance obligations; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; and (v) recognise revenue when (or as) a performance obligation is satisfied, i.e. when "control" of the goods or services underlying the particular performance obligation is transferred to the customer. IFRS 15 replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations.

IFRS 15 also introduces additional qualitative and quantitative disclosure requirements which aim to enable users of the financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company's business model is straight forward and its contracts with customers for the sale of goods include only single performance obligation. The Company has concluded that revenue from sale should be recognised at the point of time when a customer obtains control of goods. The Company has concluded that the initial application of IFRS 15 does not have a significant impact on the Company's revenue recognition.

Under IFRS 15, a contract liability, is recognised when a customer pays consideration, or is contractually required to pay consideration and the amount is already due, before the Company recognises the related revenue, or when the Company receives consideration from a customer and expects to refund some or all of that consideration to the customer (i.e. refund liability). To reflect this change in presentation, contract liabilities, including receipts in advance from customers and refund liabilities are now separately presented as contract liabilities at December 31, 2018, as a result of the adoption of IFRS 15.

At the date these consolidated financial statements are authorized for issuance, the IASB has issued the following new and revised International Accounting Standards ("IASs"), IFRSs, amendments and IFRICs which are not yet effective in respect of the years. The Company has not early applied the following new and revised standards, amendments or interpretations that have been issued but are not yet effective:

IFRS 16 Leases(1)

IFRS 17 Insurance Contracts(2)

Amendments to IFRS 9 Prepayment Features with Negative Compensation(1)

Amendments to IAS 28 Long-term Interests in Associates and Joint Ventures(1)

Annual Improvements to IFRS Standards 2015–2017 Cycle - Amendments to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes and IAS 23 Borrowing Costs(1)

Amendments to IAS 19 Employee Benefits Plan Amendment, Curtailment or Settlement(1)

IFRS 10 Consolidated Financial Statements and IAS 28 (amendments) Sale or Contribution of Assets between an Investor and its Associate or Joint Venture(3)

IFRIC 23 Uncertainty over Income Tax Treatments(1)

(1) Effective for the accounting period beginning on January 1, 2019.

(2) Effective for the accounting period beginning on January 1, 2021.

(3) The effective date of the amendments has yet to be set by the IASB

The Company will apply the above new standards and amendments to standards when they become effective. The Company is in the process of making an assessment of the impact of the above new standards and amendments to standards.

In relation to IFRS 16, the standard will result in almost all leases being recognised on the balance sheet, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognised. The only exceptions are short-term and low-value leases. The accounting for lessors will not significantly change. The standard will affect primarily the accounting for Company's operating leases. As at the reporting date, the Company has non-cancellable operating lease commitments of 2,450,267, see Note 34. However, the Company has not yet determined to what extent these commitments will result in the recognition of an asset and a liability for future payments and how this will affect the Group's profit and classification of cash flows. Some of the commitments may be covered by the exception for short-term and low value leases and some commitments may relate to arrangements that will not qualify as leases under IFRS 16.

The standard is mandatory for accounting periods commencing on or after January 1, 2019. At this stage, the Company does not intend to adopt the standard before its effective date.

There are no other standards and interpretations in issue but not yet adopted that the directors anticipate will have a material effect on the consolidated financial statements of the Company.